Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Balance Sheets

As at December 31, 2015 and 2016

(Expressed in thousands of U.S. Dollars, except for share and per share data)

	2015	2016
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$1,967	$—
Prepayments and other assets	2	—
Total current assets	1,969	—

NON-CURRENT ASSETS:
Restricted cash	2,607	131
Investment in subsidiaries*	57,778	52,131
Total non-current assets	60,385	52,262
Total assets	$62,354	$52,262

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES:
Accounts payable	$226	$105
Due to related parties	4,909	822
Accrued and other liabilities	153	82
Total current liabilities	5,288	1,009

NON-CURRENT LIABILITIES:
Promissory note	2,500	2,500
Total non-current liabilities	2,500	2,500

COMMITMENTS AND CONTINGENCIES	—	—

STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)	—	—
Common stock ($0.001 par value; 450,000,000 shares authorized; 18,244,671 and 18,277,893 shares issued and outstanding at December 31, 2015 and 2016, respectively)	18	18
Additional paid-in capital	70,123	70,123
Accumulated deficit	(15,575)	(21,388)
Total stockholders’ equity	54,566	48,753
Total liabilities and stockholders’ equity	$62,354	$52,262

* Eliminated in consolidation

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Statements of Comprehensive Income / (Loss)

For the period from March 23, 2015 (“Incorporation Date”) until December 31, 2015, and for the year ended December 31, 2016

(Expressed in thousands of U.S. Dollars, except for share and per share data)

	From Incorporation Date until December 31, 2015	Year Ended December 31, 2016
Expenses:
General and administrative expenses	$(1,607)	$(2,344)
Operating loss	(1,607)	(2,344)

Other expenses:
Interest and finance costs, net	(13)	(72)
Total other expenses, net	(13)	(72)

Equity in earnings / (loss) of subsidiaries*	5,125	(3,397)

Net income / (loss)	$3,505	$(5,813)

Earnings / (loss) per common share, basic and diluted	$0.19	$(0.32)

Weighted average number of shares, basic	18,244,671	18,277,893

Weighted average number of shares, diluted	18,277,893	18,277,893

* Eliminated in consolidation

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Statements of Stockholders’ Equity

For the period from Incorporation Date until December 31, 2015, and for the year ended December 31, 2016

(Expressed in thousands of U.S. Dollars, except for share and per share data)

	Common Stock		Additional paid-in capital	Accumulated Deficit	Total Stockholders' Equity
	# of Shares	Par value

BALANCE, as of Incorporation Date	—	$—	$71,733	$(19,080)	$52,653
Issuance of common stock	18,244,671	18	(8)	—	10
Net income	—	—	—	3,505	3,505
Expenses for Merger	—	—	(1,745)	—	(1,745)
Stock compensation	—	—	143	—	143
BALANCE, December 31, 2015	18,244,671	$18	$70,123	$(15,575)	$54,566
Issuance of common stock	33,222	—	—	—	—
Net loss	—	—	—	(5,813)	(5,813)
BALANCE, December 31, 2016	18,277,893	$18	$70,123	$(21,388)	$48,753

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Statements of Cash Flows

For the period from Incorporation Date until December 31, 2015, and for the year ended December 31, 2016

(Expressed in thousands of U.S. Dollars)

	From Incorporation Date until December 31, 2015	Year Ended December 31, 2016
Cash flows from operating activities:
Net income / (loss)	$3,505	$(5,813)
Adjustments to reconcile net income / (loss) to net cash from operating activities:
Stock compensation	143	—
Equity in (earnings) / loss of subsidiaries, net of dividends received*	(5,125)	5,647

Changes in assets and liabilities:
Prepayments and other assets	(2)	2
Accounts payable	226	(121)
Due to related parties	4,909	(4,087)
Accrued and other liabilities	153	(71)
Net cash provided by / (used in) operating activities	$3,809	$(4,443)

Cash flows from investing activities:
Net cash provided by investing activities	$—	$—

Cash flows from financing activities:
Issuance of promissory note	2,500	—
Issuance of common stock	10	—
Change in restricted cash	(2,607)	2,476
Expenses for Merger	(1,745)	—
Net cash (used in) / provided by financing activities	$(1,842)	$2,476

Net increase / (decrease) in cash and cash equivalents	1,967	(1,967)

Cash and cash equivalents at beginning of the period	—	1,967

Cash and cash equivalents at end of the period	$1,967	$—

* Eliminated in consolidation

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

For the period from Incorporation Date until December 31, 2015, and for the year ended December 31, 2016

(Expressed in thousands of U.S. Dollars, except for share and per share data)

In the condensed financial information of Pyxis, Pyxis’ investment in subsidiaries is stated at cost plus equity in undistributed earnings / losses of subsidiaries. During the period from the Incorporation Date until December 31, 2015, Pyxis did not receive dividend distributions from its subsidiaries. In May 2016, Pyxis received dividend distributions from Sixthone and Seventhone amounting to $2,250, in the aggregate, based on the respective vessel-owning companies’ financial position as of and for the year ended December 31, 2015.

The lender of Sixthone and Seventhone requires the ratio of the Company’s total liabilities to market value adjusted total assets not to exceed 65%. This requirement is only applicable in order to assess whether the two Vessel-owning companies are entitled to distribute dividends to Pyxis. As of December 31, 2015, the ratio of the Company’s total liabilities to market value adjusted total assets was 58%, while as of December 31, 2016, such ratio was 68%, or 3% higher than the required threshold. As discussed in Note 7, until the Company cures such non-compliance, neither Sixthone nor Seventhone will be permitted to make dividend distributions. Other than the above, there are no legal or regulatory restrictions on Pyxis’ ability to obtain funds from its subsidiaries through dividends, loans or advances.

The condensed financial information of Pyxis, as parent company only, should be read in conjunction with the Company’s consolidated financial statements.